Schedule of Investments PIMCO StocksPLUS® Short Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 166.1% ¤
CORPORATE BONDS & NOTES 2.2%
BANKING & FINANCE 1.1%
Barclays PLC
6.224% due 05/09/2034 •	$	400	$421
Credit Suisse AG AT1 Claim		1,078	380
VICI Properties LP
4.750% due 02/15/2028		100	100

			901

INDUSTRIALS 1.1%
Beignet Investor LLC
6.581% due 05/30/2049		450	459
CVS Pass-Through Trust
6.943% due 01/10/2030		218	223
Petroleos del Peru SA
5.625% due 06/19/2047		200	143
Petroleos Mexicanos
6.350% due 02/12/2048		100	83

			908

Total Corporate Bonds & Notes (Cost $1,388)			1,809

U.S. GOVERNMENT AGENCIES 110.0%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032		417	404
4.000% due 01/01/2048 - 03/01/2049		66	63
5.000% due 06/01/2030 - 01/01/2039		417	421
5.500% due 01/01/2035 - 03/01/2039		72	76
6.000% due 08/01/2027 - 10/01/2055		103	107
6.137% due 06/01/2035 •		3	3
6.647% due 11/01/2034 •		1	1
Federal Home Loan Mortgage Corp. REMICS
4.087% due 03/15/2037 •		129	129
4.407% due 08/15/2037 •		303	304
4.417% due 10/15/2037 •		47	47
4.427% due 05/15/2037 - 09/15/2037 •		324	325
4.578% due 09/25/2055 •		1,761	1,782
4.613% due 07/25/2056 •		3,600	3,611
Federal National Mortgage Association
3.000% due 01/01/2027		21	21
4.000% due 10/01/2044 - 08/01/2045		264	252
4.500% due 08/01/2033 - 02/01/2044		865	853
5.000% due 06/01/2028 - 01/01/2029		4	4
5.467% due 11/01/2035 •		1	1
5.471% due 09/01/2035 •		3	3
5.500% due 02/01/2027 - 09/01/2041		2,154	2,204
5.842% due 12/01/2033 •		2	2
5.898% due 06/01/2034 •		4	4
5.993% due 06/01/2035 •		2	2
6.000% due 10/01/2026 - 10/01/2040		812	845
6.000% due 05/01/2041 (f)		788	827
6.060% due 12/01/2033 •		1	1
6.225% due 06/01/2035 •		2	2
6.305% due 07/01/2035 •		1	1
Federal National Mortgage Association REMICS
4.092% due 07/25/2037 •		11	11
4.122% due 07/25/2037 •		24	24
4.142% due 09/25/2035 •		45	45
4.152% due 09/25/2035 •		94	94
4.462% due 06/25/2037 •		195	196
4.538% due 03/25/2055 •		1,447	1,458
Federal National Mortgage Association Trust
4.077% due 09/25/2042 •		9	9
Government National Mortgage Association
3.500% due 11/20/2052 - 12/20/2054		3,314	3,001
5.000% due 04/15/2035 - 03/15/2042		1,570	1,593
6.000% due 07/15/2037 - 08/15/2037		18	18
Government National Mortgage Association REMICS
4.959% due 07/20/2055 •		3,620	3,663
Government National Mortgage Association, TBA
4.000% due 08/01/2056		3,310	3,075

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

4.500% due 07/01/2056	1,480	1,422
5.000% due 07/01/2056	2,970	2,929
5.500% due 07/01/2056 - 08/01/2056	1,420	1,427
6.000% due 09/01/2056	1,400	1,426
U.S. Small Business Administration
4.430% due 05/01/2029	18	18
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056	240	209
4.000% due 08/01/2056	4,770	4,455
4.500% due 07/01/2056	540	517
5.000% due 07/01/2056 - 08/01/2056	17,470	17,151
5.500% due 07/01/2056 - 08/01/2056	7,930	7,956
6.000% due 08/01/2056 - 09/01/2056	18,840	19,183
6.500% due 08/01/2056	9,140	9,444

Total U.S. Government Agencies (Cost $91,702)		91,619

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Bonds
4.875% due 08/15/2045	28	28
U.S. Treasury Inflation Protected Securities
1.875% due 07/15/2035 (e)	560	548
U.S. Treasury Notes
3.875% due 07/31/2030	300	297
4.250% due 08/15/2035	45	44

Total U.S. Treasury Obligations (Cost $939)		917

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.1%
Banc of America Funding Trust
5.365% due 05/25/2035 ~	1	1
Banc of America Mortgage Trust
5.438% due 07/25/2035 ~	64	61
Bear Stearns ALT-A Trust
4.870% due 10/25/2035 ~	358	296
Bear Stearns ARM Trust
5.581% due 11/25/2034 ~	7	7
5.604% due 11/25/2034 ~	1	1
6.660% due 12/25/2035 ~	2	2
Chase Mortgage Finance Trust
4.197% due 12/25/2035 ~	5	5
4.443% due 09/25/2036 ~	78	67
6.000% due 12/25/2036	129	49
CHL Mortgage Pass-Through Trust
4.669% due 11/25/2034 ~	79	76
4.959% due 02/20/2035 ~	1	1
6.224% due 02/20/2036 •	1	1
Citigroup Mortgage Loan Trust, Inc.
6.480% due 10/25/2035 •	1	1
Countrywide Alternative Loan Trust
4.143% due 09/25/2046 •	431	428
4.323% due 02/25/2037 •	55	46
5.500% due 07/25/2035	2	1
6.000% due 05/25/2037	1,262	485
GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~	2	2
4.440% due 11/25/2035 ~	131	111
4.837% due 09/25/2035 ~	2	2
6.000% due 02/25/2036	2,591	896
6.000% due 07/25/2037	619	386
HarborView Mortgage Loan Trust
4.094% due 12/19/2036 •	47	44
4.194% due 05/19/2035 •	4	4
4.299% due 06/19/2036 ~	583	255
IndyMac INDX Mortgage Loan Trust
3.077% due 06/25/2037 ~	1,229	1,007
3.864% due 06/25/2036 ~	1,035	925
JP Morgan Alternative Loan Trust
3.938% due 05/25/2036 ~	560	286
JP Morgan Mortgage Trust
3.894% due 10/25/2036 ~	257	179
4.183% due 10/25/2036 ~	32	17
5.750% due 01/25/2036	22	10
Lehman Mortgage Trust
6.000% due 09/25/2037	295	290
MASTR Adjustable Rate Mortgages Trust
3.099% due 07/25/2035 ~	86	74
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.180% due 12/15/2030 •	3	3
Merrill Lynch Alternative Note Asset Trust
4.363% due 03/25/2037 •	898	206
Merrill Lynch Mortgage Investors Trust
4.183% due 02/25/2036 •	6	5
4.263% due 11/25/2035 •	5	4
4.802% due 09/25/2035 ~	229	179
5.302% due 05/25/2033 ~	4	4

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

Mortgage Equity Conversion Asset Trust
4.510% due 05/25/2042 •	284	258
New Orleans Hotel Trust
4.662% due 04/15/2032 •	1,000	1,000
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	23	11
5.769% due 06/25/2036 ~	854	214
RALI Trust
4.063% due 02/25/2037 •	492	458
4.123% due 07/25/2036 •	2,299	679
4.133% due 08/25/2036 •	944	879
4.143% due 07/25/2036 •	817	779
Structured Adjustable Rate Mortgage Loan Trust
5.144% due 01/25/2035 •	9	8
5.923% due 02/25/2034 ~	3	3
Structured Asset Mortgage Investments II Trust
4.323% due 02/25/2036 •	4	4
Thornburg Mortgage Securities Trust
6.039% due 06/25/2047 •	154	134
WaMu Mortgage Pass-Through Certificates Trust
3.994% due 02/25/2037 ~	149	131
4.403% due 08/25/2045 •	617	589
4.944% due 11/25/2042 •	1	1
5.244% due 10/25/2046 •	38	36
Wells Fargo Mortgage-Backed Securities Trust
6.289% due 12/25/2036 ~	137	126

Total Non-Agency Mortgage-Backed Securities (Cost $15,996)		11,727

ASSET-BACKED SECURITIES 13.5%
AUTOMOBILE SEQUENTIAL 0.1%
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	84	84

CMBS OTHER 1.1%
AREIT Trust
4.856% due 01/20/2037 •	261	261
5.878% due 06/17/2039 •	510	512
MF1 Ltd.
4.832% due 10/16/2036 •	122	122

		895

HOME EQUITY OTHER 9.0%
ACE Securities Corp. Home Equity Loan Trust
3.883% due 10/25/2036 •	6	2
4.783% due 04/25/2035 •	209	208
Aegis Asset-Backed Securities Trust
4.498% due 08/25/2035 •	1,300	1,158
Argent Securities Trust
4.123% due 04/25/2036 •	881	266
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.423% due 11/25/2035 •	213	210
Centex Home Equity Loan Trust
4.258% due 06/25/2036 •	500	480
Citigroup Mortgage Loan Trust, Inc.
4.083% due 12/25/2036 •	559	313
EquiFirst Loan Securitization Trust
4.103% due 04/25/2037 •	514	480
Long Beach Mortgage Loan Trust
4.063% due 05/25/2036 •	529	276
4.323% due 10/25/2034 •	5	4
5.008% due 11/25/2032 •	453	477
Merrill Lynch First Franklin Mortgage Loan Trust
4.043% due 04/25/2037 •	1,238	520
Morgan Stanley ABS Capital I, Inc. Trust
3.823% due 05/25/2037 •	280	257
Morgan Stanley Home Equity Loan Trust
3.933% due 04/25/2037 •	806	410
Ownit Mortgage Loan Trust
4.588% due 08/25/2036 •	628	572
Residential Asset Securities Corporation Trust
4.648% due 12/25/2035 •	1,100	996
Securitized Asset-Backed Receivables LLC Trust
4.243% due 07/25/2036 •	1,035	390
Structured Asset Investment Loan Trust
3.943% due 09/25/2036 •	821	504

		7,523

WHOLE LOAN COLLATERAL 2.2%
First Franklin Mortgage Loan Trust
4.083% due 04/25/2036 •	50	49
4.263% due 06/25/2036 •	500	471

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust
3.923% due 08/25/2036 •		1,181	378
4.723% due 01/25/2036 •		973	941

			1,839

OTHER ABS 1.1%
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •		39	39
Nelnet Student Loan Trust
4.494% due 04/20/2062 •		492	490
SMB Private Education Loan Trust
4.613% due 09/15/2054 •		415	413

			942

Total Asset-Backed Securities (Cost $12,613)			11,283

SOVEREIGN ISSUES 11.8%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	50,000	53
5.800% due 10/01/2029		15,000	17
Colombia TES
9.250% due 05/28/2042	COP	26,500	6
11.000% due 08/22/2029		362,500	103
11.500% due 07/25/2046		14,000	4
11.750% due 01/24/2035		5,580,500	1,604
12.000% due 03/13/2058		31,000	9
12.750% due 11/28/2040		113,000	34
Eagle Funding Luxco SARL
5.500% due 08/17/2030	$	500	503
Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		90	78
Egypt Government Bonds
19.698% due 10/14/2030	EGP	5,700	111
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	200	221
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	70,000	319
Peru Government Bonds
6.150% due 08/12/2032	PEN	300	95
6.850% due 08/12/2035		300	92
7.300% due 08/12/2033		2,000	655
7.600% due 08/12/2039		300	94
Peru Government International Bonds
5.400% due 08/12/2034		2,200	629
6.150% due 08/12/2032		7,900	2,503
6.950% due 08/12/2031		480	160
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	14,470	757
7.000% due 02/28/2031		13,140	775
8.250% due 03/31/2032		900	56
8.500% due 01/31/2037		2,000	122
8.875% due 02/28/2035		8,700	550
Romania Government International Bonds
6.750% due 07/11/2039	EUR	200	243

Total Sovereign Issues (Cost $8,874)			9,793

		SHARES
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (a)		3,082	735

Total Common Stocks (Cost $717)			735

EXCHANGE-TRADED FUNDS 7.0%
iShares Core S&P 500 ETF		5,032	3,769
State Street SPDR Portfolio S&P 500 ETF		23,907	2,101

Total Exchange-Traded Funds (Cost $5,825)			5,870

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.5%
EGYPT TREASURY BILLS 0.0%
23.904% due 10/13/2026 - 10/20/2026 (b)(c)	EGP	575	11

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

NIGERIA TREASURY BILLS 0.0%
21.612% due 08/11/2026 (c)(d)	NGN	25,500	18

U.S. TREASURY BILLS 5.5%
3.697% due 08/06/2026 - 09/17/2026 (b)(c)		$4,563	4,540

Total Short-Term Instruments (Cost $4,569)			4,569

Total Investments in Securities (Cost $142,623)			138,322

		SHARES
INVESTMENTS IN AFFILIATES 10.3%
SHORT-TERM INSTRUMENTS 10.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short Asset Portfolio		811,748	7,996
PIMCO Short-Term Floating NAV Portfolio III		59,358	578

Total Short-Term Instruments (Cost $8,379)			8,574

Total Investments in Affiliates (Cost $8,379)			8,574

Total Investments 176.4% (Cost $151,002)			$146,896
Financial Derivative Instruments (g)(h) 3.3%(Cost or Premiums, net $783)			2,756
Other Assets and Liabilities, net (79.7)%			(66,373)

Net Assets 100.0%			$83,279

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
SAL	3.750%	06/16/2026	07/13/2026	$(805)	$(806)

Total Reverse Repurchase Agreements					$(806)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (14.9)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$3,400	$(3,009)	$(3,018)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2056	2,200	(1,745)	(1,757)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056	2,980	(2,483)	(2,491)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	4,800	(4,322)	(4,352)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2056	700	(653)	(654)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	150	(144)	(144)

Total Short Sales (14.9)%				$(12,356)	$(12,416)

(f)	Securities with an aggregate market value of $827 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(2,980) at a weighted average interest rate of 3.732%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	10	$10	$4	$1

Total Purchased Options					$4	$1

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
California Carbon Allowance Vintage Futures	12/2026	11	$363	$(4)	$0	$(1)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	23	4,741	0	0	(3)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	95	10,169	(4)	0	(18)
CBOT U.S. Long Bond Futures	09/2026	8	908	22	0	(5)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

CME E-mini S&P 500 Index Futures	09/2026	43	16,229	(5)	99	0
Euro-BTP Italian Bond Futures	09/2026	8	1,091	9	0	(1)
SFE 10 Year Australian Bond Futures	09/2026	16	1,217	17	2	(3)
Three Month SONIA Index Futures	06/2027	27	8,591	41	0	(3)
Ultra U.S. Treasury Bond Futures	09/2026	4	465	5	0	(3)

				$81	$101	$(37)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	03/2027	1	$(278)	$0	$0	$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	14	(5,147)	(50)	0	(44)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	7	(769)	(4)	2	0
French Government Bond Futures	09/2026	37	(5,072)	(19)	9	0
SFE 3 Year Australian Bond Futures	09/2026	1	(72)	(1)	0	0
TSE Japanese 10 Year Bond Futures	09/2026	4	(3,143)	(8)	11	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	51	(5,736)	(75)	20	0

				$(157)	$42	$(44)

Total Futures Contracts				$(76)	$143	$(81)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	06/20/2028	0.379%	EUR	500	$4	$3	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	8,390	$(145)	$(32)	$(177)	$1	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030		6,200	(122)	(14)	(136)	1	0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		30,860	(472)	(213)	(685)	4	0
CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031	EUR	69	(6)	(4)	(10)	0	(1)
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		340	(7)	(2)	(9)	0	0

						$(752)	$(265)	$(1,017)	$6	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$10	$1	$0	$1	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	7,100	$(35)	$(81)	$(116)	$0	$(9)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		800	(24)	1	(23)	0	(2)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		1,500	(33)	(25)	(58)	0	(4)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		430	20	2	22	2	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	457,500	(65)	(74)	(139)	0	(15)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		130,000	(61)	(64)	(125)	0	(13)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	$8,510	(42)	83	41	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028	36,050	(232)	(38)	(270)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029	15,000	0	(38)	(38)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	7,620	(139)	188	49	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031	3,300	0	(21)	(21)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	1,300	(34)	47	13	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.646	Annual	04/17/2033	900	(7)	(8)	(15)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	04/29/2033	1,400	(10)	(12)	(22)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/30/2033	1,300	(12)	(17)	(29)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	750	13	7	20	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033	11,600	(83)	221	138	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,240	(12)	46	34	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	90	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	100	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	5,200	(33)	120	87	23	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	100	0	0	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	100	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	4,500	(227)	(27)	(254)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	7,490	20	132	152	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	1,010	(15)	36	21	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036	100	0	2	2	1	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036		200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036		100	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		419	7	3	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		1,920	(19)	(23)	(42)	0	(10)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		1,050	9	15	24	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,700	28	36	64	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		900	14	41	55	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,050	16	67	83	10	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		680	0	(18)	(18)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		700	0	(17)	(17)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,000	54	184	238	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		560	(45)	(22)	(67)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		400	9	22	31	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		250	(10)	1	(9)	0	(3)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		670	(35)	26	(9)	0	(7)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		4,500	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		2,000	0	(10)	(10)	1	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		5,900	0	(26)	(26)	3	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		7,700	0	(31)	(31)	3	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		2,900	0	(13)	(13)	1	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		3,550	(15)	(4)	(19)	2	0
Receive	1-Year BRL-CDI	14.210	Maturity	01/02/2031		7,000	0	(7)	(7)	0	(4)
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	800	5	3	8	0	0
Pay(6)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036	CZK	1,120	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	300	0	(1)	(1)	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		200	0	0	0	0	0
Receive(6)	3-Month ZAR-JIBAR	7.500	Quarterly	07/23/2036	ZAR	7,600	7	2	9	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(20)	(9)	(29)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	13	(23)	(10)	0	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	14,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		9,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		36,600	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		1,700	0	1	1	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(2)	(2)	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	3	3	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		3,970	(110)	38	(72)	0	(5)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		2,890	67	(15)	52	4	0
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	500	(10)	5	(5)	0	0
Receive	CPURNSA	2.503	Maturity	03/25/2030		$1,600	0	10	10	1	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		1,100	0	6	6	1	0
Receive	CPURNSA	2.515	Maturity	10/29/2030		1,000	0	5	5	1	0
Receive	CPURNSA	2.598	Maturity	09/28/2032		1,900	5	10	15	2	0
Receive	CPURNSA	2.480	Maturity	10/29/2035		1,600	0	1	1	2	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		100	1	(1)	0	0	0

							$(1,051)	$736	$(315)	$230	$(182)

Total Swap Agreements							$(1,798)	$474	$(1,324)	$236	$(183)

Cash of $4,264 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	111	$	79	$3	$0
	07/2026	CNH	67		10	0	0
	07/2026	NZD	574		339	13	0
	07/2026	$	10	CAD	14	0	0
	07/2026		170	GBP	126	0	(2)
	07/2026		316	NZD	559	2	0
	07/2026		19	SGD	24	0	0
	08/2026	CAD	14	$	10	0	0
	08/2026	NZD	559		316	0	(2)
	08/2026	$	152	SGD	197	0	0
BOA	07/2026	BRL	442	$	87	2	0
	07/2026	INR	964		10	0	0
	07/2026	NOK	235		24	0	0
	07/2026	PEN	45		13	0	0
	07/2026	PHP	614		10	0	0
	07/2026	$	85	BRL	442	0	0
	07/2026		58	CNH	392	0	0
	07/2026		37	ILS	107	0	(1)
	07/2026		40	INR	3,831	0	0
	07/2026		3	JPY	434	0	0
	07/2026		45	KRW	68,510	0	(1)
	07/2026		65	NOK	606	0	(4)
	07/2026		8	PLN	30	0	0
	07/2026		10	THB	326	0	0
	08/2026	ILS	129	$	43	0	0
	08/2026	$	12	INR	1,105	0	0
	09/2026	COP	318,582	$	90	0	(2)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	INR	6,497		68	0	0
	09/2026	MXN	1,674		95	0	0
	09/2026	PEN	156		46	1	0
	09/2026	THB	326		10	0	0
	09/2026	$	18	PHP	1,106	0	0
BPS	07/2026	BRL	1,492	$	289	1	(1)
	07/2026	CAD	97		70	2	0
	07/2026	CHF	66		84	2	0
	07/2026	CLP	8,965		10	0	0
	07/2026	CNH	491		73	0	0
	07/2026	COP	217,144		60	0	(3)
	07/2026	CZK	890		43	1	0
	07/2026	GBP	9		11	0	0
	07/2026	IDR	7,599,058		424	0	0
	07/2026	ILS	221		75	1	0
	07/2026	INR	16,326		170	0	(3)
	07/2026	KRW	73,030		48	0	0
	07/2026	NOK	155		16	0	0
	07/2026	NZD	65		38	1	0
	07/2026	PHP	3,061		50	0	0
	07/2026	THB	2,623		80	1	0
	07/2026	TWD	316		10	0	0
	07/2026	$	283	BRL	1,492	6	0
	07/2026		10	CAD	14	0	0
	07/2026		10	CLP	8,965	0	0
	07/2026		21	COP	73,492	0	0
	07/2026		91	GBP	68	0	(1)
	07/2026		161	IDR	2,878,641	0	0
	07/2026		467	INR	44,348	2	(1)
	07/2026		97	JPY	15,667	0	(1)
	07/2026		125	KRW	192,147	0	(1)
	07/2026		333	TWD	10,511	0	(3)
	07/2026	ZAR	4,392	$	268	0	0
	08/2026	CAD	88		62	0	0
	08/2026	COP	78,608		23	0	0
	08/2026	IDR	898,319		50	0	0
	08/2026	ILS	262		89	1	0
	08/2026	$	30	BRL	157	0	0
	08/2026		11	GBP	9	0	0
	08/2026		98	INR	9,278	0	0
	08/2026		10	TWD	316	0	0
	08/2026		115	ZAR	1,909	1	0
	09/2026	COP	266,654	$	73	0	(4)
	09/2026	IDR	952,032		52	0	0
	09/2026	INR	3,869		40	0	(1)
	09/2026	PEN	208		61	0	0
	09/2026	THB	2,917		90	2	0
	09/2026	$	72	AUD	100	0	(2)
	09/2026		351	IDR	6,212,051	1	(7)
	09/2026		33	INR	3,126	0	0
	09/2026		64	NOK	600	0	(3)
	09/2026		32	SEK	300	0	(1)
	09/2026		10	THB	327	0	0
	12/2026		33	IDR	600,341	0	0
BRC	07/2026	ILS	307	$	104	1	0
	07/2026	JPY	14,210		88	1	0
	07/2026	NZD	834		493	20	0
	07/2026	TRY	2,740		57	0	(1)
	07/2026	$	30	MYR	123	0	0
	07/2026		499	TRY	23,761	3	0
	07/2026	ZAR	21,689	$	1,335	13	0
	08/2026	$	88	JPY	14,173	0	(1)
	09/2026	PEN	93	$	27	0	0
	09/2026	$	59	NZD	100	0	(3)
BSH	07/2026		49	JPY	7,775	0	(1)
	07/2026		547	NZD	968	3	0
	08/2026	NZD	968	$	548	0	(3)
	09/2026	NOK	200		20	0	0
	09/2026	SEK	100		11	0	0
	09/2026	$	1,081	BRL	5,547	0	(23)
	09/2026		5	PEN	17	0	0
	12/2026	PEN	1,615	$	477	7	0
CBK	07/2026	BRL	103		20	0	0
	07/2026	CAD	345		248	4	0
	07/2026	COP	34,985		10	0	0
	07/2026	CZK	415		20	0	0
	07/2026	EUR	74		86	2	0
	07/2026	IDR	223,965		13	0	0
	07/2026	ILS	247		85	2	0
	07/2026	INR	10,204		108	0	0
	07/2026	NOK	540		56	2	0
	07/2026	PEN	1,004		297	4	0
	07/2026	SEK	2,076		225	11	0
	07/2026	TWD	633		20	0	0
	07/2026	$	20	BRL	103	0	0
	07/2026		42	COP	143,652	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		115	GBP	86	0	(1)
	07/2026		82	HUF	25,148	0	(2)
	07/2026		81	IDR	1,450,382	0	0
	07/2026		105	INR	10,204	3	0
	07/2026		10	KRW	14,935	0	0
	07/2026		180	PEN	610	0	(1)
	07/2026		62	PLN	228	0	(2)
	07/2026		50	SEK	460	0	(2)
	07/2026		119	TWD	3,765	0	(1)
	07/2026	ZAR	447	$	27	0	0
	08/2026	CLP	9,202		10	0	0
	08/2026	COP	25,080		7	0	0
	08/2026	ILS	429		149	5	0
	08/2026	PEN	68		20	0	0
	08/2026	$	21	ILS	61	0	0
	08/2026		18	INR	1,724	0	0
	08/2026		61	ZAR	1,086	5	0
	09/2026	COP	1,182,692	$	309	0	(31)
	09/2026	IDR	3,351,538		186	0	0
	09/2026	INR	966		10	0	0
	09/2026	MXN	37		2	0	0
	09/2026	PEN	666		195	1	0
	09/2026	PHP	1,239		20	0	0
	09/2026	SEK	100		10	0	0
	09/2026	THB	2,162		65	0	0
	09/2026	$	47	COP	187,586	7	0
	09/2026		67	IDR	1,197,517	0	(1)
	09/2026		15	PEN	53	0	0
	09/2026		239	THB	7,683	0	(6)
	10/2026	PEN	1,246	$	362	1	(2)
	12/2026		9,494		2,716	0	(45)
	12/2026	$	105	IDR	1,905,468	0	0
	01/2027	PEN	556	$	164	2	0
DUB	07/2026	CZK	962		46	1	0
	07/2026	IDR	179,905		10	0	0
	07/2026	INR	9,158		97	0	0
	07/2026	PEN	307		91	1	0
	07/2026	$	58	INR	5,599	1	0
	07/2026		43	NOK	401	0	(3)
	07/2026		62	PLN	231	0	(1)
	07/2026	ZAR	10,085	$	623	8	0
	08/2026	$	2	PEN	7	0	0
	09/2026	IDR	3,124,148	$	173	0	0
	09/2026	$	41	IDR	748,444	0	0
	09/2026		87	INR	8,269	0	0
	09/2026		11	SEK	100	0	0
	12/2026		35	IDR	631,861	0	0
FAR	07/2026	CHF	24	$	31	1	0
	07/2026	CNH	488		72	0	0
	07/2026	JPY	72,933		451	2	0
	07/2026	PEN	303		90	1	0
	07/2026	SGD	2,066		1,619	23	0
	07/2026	$	192	CNH	1,303	0	0
	07/2026		101	HUF	31,155	0	(1)
	07/2026		87	JPY	13,847	0	(2)
	07/2026		257	PLN	946	0	(6)
	07/2026		70	SEK	682	0	0
	07/2026	ZAR	14,368	$	871	0	(5)
	08/2026	CNH	1,300		192	0	0
	08/2026	ILS	233		82	3	0
	08/2026	PEN	810		240	3	0
	08/2026	SEK	681		70	0	0
	08/2026	$	451	JPY	72,742	0	(2)
	09/2026		19	INR	1,813	0	0
	09/2026		362	PEN	1,245	1	0
GLM	07/2026	BRL	719	$	139	0	0
	07/2026	CLP	8,952		10	0	0
	07/2026	IDR	1,388,535		78	0	0
	07/2026	INR	960		10	0	0
	07/2026	KRW	18,529		12	0	0
	07/2026	MYR	398		99	1	0
	07/2026	PLN	73		20	0	0
	07/2026	$	142	BRL	719	0	(3)
	07/2026		931	CAD	1,324	3	0
	07/2026		27	CNH	182	0	0
	07/2026		77	IDR	1,388,535	0	0
	07/2026		51	KRW	78,046	0	(1)
	07/2026		19	MYR	79	0	0
	07/2026		30	PHP	1,851	0	0
	07/2026		20	TWD	632	0	0
	08/2026	CAD	1,322	$	931	0	(3)
	08/2026	$	26	INR	2,503	0	0
	09/2026	COP	290,361	$	79	0	(4)
	09/2026	IDR	2,621,311		145	0	(1)
	09/2026	MXN	41		2	0	0
	09/2026	PHP	1,856		30	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	THB	6,172		191	4	0
	09/2026	$	192	IDR	3,451,531	1	(1)
	09/2026		106	INR	10,177	1	0
	09/2026		40	MYR	162	0	0
	12/2026		78	COP	302,989	8	0
JPM	07/2026	AUD	480	$	342	10	0
	07/2026	BRL	1,007		196	1	0
	07/2026	CLP	9,085		10	0	0
	07/2026	CZK	211		10	0	0
	07/2026	ILS	743		250	1	(1)
	07/2026	INR	3,484		37	0	0
	07/2026	NOK	562		57	0	0
	07/2026	NZD	54		32	1	0
	07/2026	PHP	613		10	0	0
	07/2026	$	195	BRL	1,007	1	0
	07/2026		10	CAD	14	0	0
	07/2026		31	GBP	23	0	0
	07/2026		248	HUF	75,917	0	(4)
	07/2026		12	IDR	212,514	0	0
	07/2026		37	INR	3,484	0	0
	07/2026		213	PLN	779	0	(7)
	07/2026		49	THB	1,630	0	0
	07/2026	ZAR	96	$	6	0	0
	08/2026	ILS	757		261	6	0
	08/2026	$	39	INR	3,676	0	0
	08/2026		57	NOK	562	0	0
	09/2026	CAD	100	$	71	0	0
	09/2026	IDR	213,695		12	0	0
	09/2026	INR	6,930		73	0	0
	09/2026	MXN	1,358		78	1	0
	09/2026	THB	4,668		143	2	(1)
	09/2026	$	73	CAD	100	0	(2)
	09/2026		51	INR	4,829	0	0
	09/2026		62	JPY	9,900	0	(1)
	09/2026		1,256	MXN	21,830	0	(16)
	10/2026		196	BRL	1,029	0	(1)
MBC	07/2026	AUD	2	$	1	0	0
	07/2026	CHF	1,109		1,412	40	0
	07/2026	GBP	89		120	2	0
	07/2026	IDR	19,177		1	0	0
	07/2026	ILS	56		20	1	0
	07/2026	INR	8,246		87	0	0
	07/2026	NOK	181		18	0	0
	07/2026	SGD	19		15	0	0
	07/2026	$	273	AUD	396	1	0
	07/2026		111	CHF	88	0	(2)
	07/2026		170	EUR	148	0	(1)
	07/2026		1	IDR	19,177	0	0
	07/2026		31	ILS	87	0	(2)
	07/2026		135	INR	12,977	2	0
	07/2026		59	JPY	9,383	0	(1)
	07/2026		256	KRW	388,272	0	(5)
	07/2026		103	NOK	952	0	(7)
	07/2026		93	SEK	887	0	(1)
	08/2026	AUD	243	$	168	0	(1)
	08/2026	NOK	400		40	0	0
	08/2026	SEK	416		43	0	0
	08/2026	$	14	INR	1,302	0	0
	08/2026		18	NOK	181	0	0
	09/2026	AUD	100	$	69	0	0
	09/2026	NOK	100		11	1	0
	09/2026	THB	1,175		35	0	0
	09/2026	$	214	INR	20,490	1	0
MYI	07/2026	NOK	280	$	30	2	0
	07/2026	$	90	JPY	14,300	0	(2)
	08/2026		71	CHF	57	0	0
	09/2026	PEN	162	$	47	0	0
NGF	07/2026	GBP	2		2	0	0
	07/2026	IDR	1,285,258		72	0	0
	07/2026	$	72	IDR	1,285,258	0	0
	07/2026		136	INR	13,098	2	0
	07/2026		551	TRY	25,929	3	0
	08/2026		2	GBP	2	0	0
	09/2026	IDR	1,292,466	$	72	0	0
	09/2026	$	41	IDR	731,105	0	(1)
SCX	07/2026	CAD	207	$	148	3	0
	07/2026	INR	6,467		68	0	0
	07/2026	$	27	IDR	492,895	0	0
	07/2026		179	INR	17,174	2	0
	07/2026		150	SGD	194	0	0
	08/2026		65	INR	6,217	1	0
	08/2026		83	NZD	147	0	0
	09/2026	IDR	1,797,449	$	100	0	0
	09/2026	NZD	100		57	0	0
	09/2026	THB	2,420		75	2	0
	09/2026	$	105	IDR	1,880,413	0	(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		68	INR	6,510	0	0
SOG	07/2026	CNH	831	$	123	1	0
	07/2026	EUR	1,629		1,900	39	0
	07/2026	GBP	204		269	0	(1)
	07/2026	$	136	AUD	197	1	0
	07/2026		1,348	CHF	1,091	2	0
	07/2026		1,769	EUR	1,555	8	0
	07/2026		162	JPY	25,736	0	(4)
	07/2026		1,593	SGD	2,064	2	0
	08/2026	AUD	197	$	136	0	0
	08/2026	CHF	1,087		1,348	0	(2)
	08/2026	EUR	1,555		1,771	0	(8)
	08/2026	SGD	2,059		1,593	0	(2)
	08/2026	$	269	GBP	204	1	0
	09/2026		29	JPY	4,700	0	0
SSB	07/2026	CAD	809	$	587	16	0
	07/2026	CHF	12		15	0	0
	07/2026	$	9	CAD	12	0	0
	08/2026	CAD	12	$	9	0	0
	08/2026	COP	1,709,944		448	0	(47)
UAG	07/2026	$	40	CHF	32	0	(1)
	07/2026		62	ILS	183	0	(1)
	07/2026		63	PLN	232	0	(2)
	08/2026	ILS	170	$	57	0	0
	09/2026	THB	253		8	0	0
	11/2026	HUF	6,632	EUR	18	0	0
	12/2026	COP	2,725,205	$	698	0	(68)

Total Forward Foreign Currency Contracts						$359	$(396)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	164	$2	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	106	1	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	470	20	45
JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	170	2	0

						$25	$45

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	11,900	$8	$30
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	7,500	9	7
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	700	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	130	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	1,900	6	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	1,800	7	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	300	26	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	300	26	25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	400	35	33
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	400	35	30
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	160	1	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	1,300	5	4
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	900	73	42
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	1,100	89	66
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	64,800	326	104
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	64,800	326	582
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	2,300	8	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	2,300	8	8

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	6,700	9	6
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	300	1	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	200	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	800	70	62
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	800	70	65
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	2,500	202	118
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	3,200	258	192
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,200	106	92
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,200	106	97
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	500	35	36
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	500	35	28
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	12,600	10	41
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	12,600	9	29
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	12,600	9	32
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	400	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	1,400	18	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	1,200	24	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	1,200	18	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	400	1	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	1,300	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	300	26	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	300	26	24
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	2,400	4	4

							$2,037	$1,830

Total Purchased Options							$2,062	$1,875

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525%	08/19/2026	700	$(1)	$(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	700	(1)	(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	2,800	(3)	(1)

						$(5)	$(3)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	164	$(1)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	106	0	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	950	(20)	(38)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	170	(1)	0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	80	(1)	(1)

						$(23)	$(39)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875%	07/24/2026	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	100	0	0
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	1,100	(5)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	1,100	(1)	(1)

							$(6)	$(5)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.422	09/08/2026	$200	$0	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	700	(1)	(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	900	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	300	(1)	(1)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	200	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	300	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	1,000	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	900	(3)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	900	(4)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	400	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	400	(1)	(1)

					$(17)	$(14)

Total Written Options					$(51)	$(61)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	280	$63	$(4)	$59	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		560	129	(10)	119	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		420	96	(7)	89	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,080	246	(16)	230	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		140	32	(2)	30	0

							$566	$(39)	$527	$0

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	4,224	4.300% (SOFR plus a specified spread)	Monthly	05/12/2027	$70,854	$0	$255	$255	$0
FAR	Pay	S&P 500 Total Return Index	99	4.140% (SOFR plus a specified spread)	Monthly	07/08/2026	1,660	0	6	6	0
	Pay	S&P 500 Total Return Index	1,580	4.170% (SOFR plus a specified spread)	Monthly	07/08/2026	26,503	0	92	92	0

								$0	$353	$353	$0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	4,907	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$248	$0	$(1)	$0	$(1)
FAR	Pay	Amazon.com,Inc.	3,082	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	717	0	(17)	0	(17)
JPM	Pay	Janus Henderson AAA CLO ETF	4,907	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	248	0	1	1	0

								$0	$(17)	$1	$(18)

Total Swap Agreements								$566	$297	$881	$(18)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$901	$0	$901
Industrials	0	908	0	908
U.S. Government Agencies	0	91,619	0	91,619
U.S. Treasury Obligations	0	917	0	917
Non-Agency Mortgage-Backed Securities	0	11,727	0	11,727
Asset-Backed Securities
Automobile Sequential	0	84	0	84
CMBS Other	0	895	0	895
Home Equity Other	0	7,523	0	7,523
Whole Loan Collateral	0	1,839	0	1,839
Other ABS	0	942	0	942
Sovereign Issues	0	9,793	0	9,793
Common Stocks
Consumer Discretionary	735	0	0	735
Exchange-Traded Funds	5,870	0	0	5,870
Short-Term Instruments
Egypt Treasury Bills	0	11	0	11
Nigeria Treasury Bills	0	18	0	18
U.S. Treasury Bills	0	4,540	0	4,540

	$6,605	$131,717	$0	$138,322
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,574	$0	$0	$8,574

Total Investments	$15,179	$131,717	$0	$146,896

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,416)	$0	$(12,416)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	122	258	0	380
Over the counter	0	3,115	0	3,115

	$122	$3,373	$0	$3,495

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2026 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(52)	(212)	0	(264)
Over the counter	0	(475)	0	(475)

	$(52)	$(687)	$0	$(739)

Total Financial Derivative Instruments	$70	$2,686	$0	$2,756

Totals	$15,249	$121,987	$0	$137,236

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.